Derivative Financial Instruments - Fair Value by Balance Sheet Location (Details) - Revelyst Business - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	$ 0	$ 91
Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	(4)	(3,252)
Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	91
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (4)	$ (3,252)